UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-23862

Texas Capital Funds Trust

(Exact name of registrant as specified in charter)

2000 McKinney Avenue, Suite 700

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Neil Rajan, Secretary

Texas Capital Funds Trust

2000 McKinney Avenue, Suite 700

Dallas, TX 75201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-945-229-5947

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Texas Capital Texas Equity Index ETF (TXS)

NYSE Arca, Inc.

Texas Capital Texas Oil Index ETF (OILT)

NYSE Arca, Inc.

Texas Capital Texas Small Cap Equity Index ETF (TXSS)

NASDAQ Stock Market LLC

Annual Report

December 31, 2023

Fund Adviser:

Texas Capital Bank Wealth Management Services, Inc.,

doing business as Texas Capital Bank Private Wealth Advisors

2000 McKinney Avenue, Suite 1800

Dallas, TX 75201

Investment Results (Unaudited)

Total Returns* as of December 31, 2023

Since
Inception
(7/12/2023)
Texas Capital Texas Equity Index ETF - NAV	6.18%
Texas Capital Texas Equity Index ETF - Market Price	6.14%
Texas Capital Texas Equity Index(a)	6.43%
Syntax US 800 MidCap Index(b)	4.91%

Total annual operating expenses, as disclosed in the Texas Capital Texas Equity Index ETF’s (the “Fund”) prospectus dated July 7, 2023, as amended July 14, 2023, were 0.49% of average daily net assets. Pursuant to its Advisory Agreement, Texas Capital Bank Private Wealth Advisors (the “Adviser”) pays all other expenses of the Fund other than the fee payment under the Advisory Agreement, payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additional information pertaining to the Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (844) 822-3837. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at https://www.texascapitalbank.com.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(a)	The Texas Capital Texas Equity Index (the “Index”) is a diversified, float-adjusted sector and market-capitalization weighted index designed to reflect the performance of stocks in companies that are headquartered in Texas, as reflected in relevant federal and state regulatory filings. The Index will exclude companies whose market capitalization, float, trading volume, transferability restrictions or other impediments could diminish portfolio performance. The Index is the intellectual property of the Adviser. The creation, construction and maintenance of the Index is provided by Syntax (“Index Provider”), a separate company with separate personnel that is unaffiliated with the Adviser.

Investment Results (Unaudited) (continued)

(b)	The Syntax US MidCap 800 Index (SY800) measures the float-adjusted market capitalization-weighted performance of the 201st- through 1000th-largest and sufficiently liquid publicly traded entities in the United States as defined according to Syntax’s proprietary country classification methodology, which considers regulatory filings, currencies of accounting and distribution, and use of tax havens.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (844) 822-3837. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Total Returns* as of December 31, 2023

Since
Inception
(12/20/2023)
Texas Capital Texas Oil Index ETF - NAV	0.08%
Texas Capital Texas Oil Index ETF - Market Price	0.69%
Alerian Texas Weighted Oil & Gas Index(a)	0.08%

Total annual operating expenses, as disclosed in the Texas Capital Texas Oil Index ETF’s (the “Fund”) prospectus dated December 18, 2023, as amended December 22, 2023, were 0.35% of average daily net assets. Pursuant to its Advisory Agreement, Texas Capital Bank Private Wealth Advisors (the “Adviser”) pays all other expenses of the Fund other than the fee payment under the Advisory Agreement, payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additional information pertaining to the Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (844) 822-3837. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at https://www.texascapitalbank.com.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(a)	The Alerian Texas Weighted Oil & Gas Index (the “Index”) is an economic-value weighted index providing exposure to companies that extract oil and gas within Texas. Each company in the Index must be a publicly traded constituent of the VettaFi Global Developed 5000 Index and responsible for more than 0.1% of the annual state oil and gas production of Texas over the past 10 years based on data published by the Texas Railroad Commission. The creation, construction and maintenance of the Index is provided by VettaFi, LLC (“Index Provider”), a separate company with separate personnel that is unaffiliated with the Adviser.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (844) 822-3837. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Total Returns* as of December 31, 2023

Since
Inception
(12/20/2023)
Texas Capital Texas Small Cap Equity Index ETF - NAV	1.99%
Texas Capital Texas Small Cap Equity Index ETF - Market Price	2.07%
Texas Capital Texas Small Cap Equity Index(a)	2.00%
Syntax US SmallCap 2000 Total Return Index(b)	2.84%

Total annual operating expenses, as disclosed in the Texas Capital Texas Small Cap Equity Index ETF’s (the “Fund”) prospectus dated December 18, 2023, as amended December 22, 2023, were 0.49% of average daily net assets. Pursuant to its Advisory Agreement, Texas Capital Bank Private Wealth Advisors (the “Adviser”) pays all other expenses of the Fund other than the fee payment under the Advisory Agreement, payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additional information pertaining to the Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (844) 822-3837. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at https://www.texascapitalbank.com.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(a)	The Texas Capital Texas Small Cap Equity Index (the “Index”) is a diversified, float-adjusted sector and market-capitalization weighted index designed to reflect the performance primarily of stocks in small-capitalization companies that that are headquartered in Texas, as reflected in relevant federal and state regulatory filings. Small-capitalization companies for purposes of the Index are those that have a capitalization smaller than the 800th largest company in the Index universe by market capitalization. The Index is the intellectual property of the Adviser. The creation, construction and maintenance of the Index is provided by Syntax (“Index Provider”), a separate company with separate personnel that is unaffiliated with the Adviser.

(b)	The Syntax US SmallCap 2000 Index float market cap-weights the 1001 st-3000th largest public US companies as ranked by their float market caps, subject to rank buffers and liquidity screens.

Investment Results (Unaudited) (continued)

Companies are defined as US according to Syntax’s proprietary country classification methodology considering regulatory filings, currencies of accounting and distribution, and tax havens.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (844) 822-3837. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

Fund Holdings (Unaudited)

Texas Capital Texas Equity Index ETF Holdings as of December 31, 2023*

*	As a percentage of net assets.

The investment objective of the Texas Capital Texas Equity Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Texas Capital Texas Equity Index.

Texas Capital Texas Oil Index ETF Holdings as of December 31, 2023*

*	As a percentage of net assets.

Fund Holdings (Unaudited)

The investment objective of the Texas Capital Texas Oil Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Alerian Texas Weighted Oil and Gas Index.

Texas Capital Texas Small Cap Equity Index ETF Holdings as of December 31, 2023*

*	As a percentage of net assets.

The investment objective of the Texas Capital Texas Small Cap Equity Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Texas Capital Texas Small Cap Equity Index.

Availability of Portfolio Schedule (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov or on the Funds’ website at https://www.texascapitalbank.com.

Texas Capital Texas Equity Index ETF
Schedule of Investments
December 31, 2023

COMMON STOCKS — 99.87%	Shares	Fair Value
Communications — 1.76%
AST SpaceMobile, Inc., Class A(a)	1,961	$11,825
AT&T, Inc.	15,194	254,955
Clear Channel Outdoor Holdings, Inc.(a)	6,210	11,302
Frontier Communications Parent, Inc.(a)	510	12,924
Match Group, Inc.(a)	580	21,170
Nexstar Media Group, Inc.	71	11,129
Thryv Holdings, Inc.(a)	436	8,873
		332,178
Consumer Discretionary — 22.31%
Academy Sports & Outdoors, Inc.	5,676	374,616
Brinker International, Inc.(a)	2,340	101,041
Builders FirstSource, Inc.(a)	165	27,545
Chuy’s Holdings, Inc.(a)	914	34,942
Cinemark Holdings, Inc.(a)	628	8,849
Copart, Inc.(a)	1,791	87,759
D.R. Horton, Inc.	3,124	474,786
Dave & Buster’s Entertainment, Inc.(a)	1,281	68,982
European Wax Center, Inc., Class A(a)	999	13,576
Forestar Group, Inc.(a)	304	10,053
GameStop Corp., Class A(a)	20,953	367,306
Green Brick Partners, Inc.(a)	417	21,659
Group 1 Automotive, Inc.	1,048	319,368
LGI Homes, Inc.(a)	206	27,431
Microvast Holdings, Inc.(a)	7,347	10,286
RCI Hospitality Holdings, Inc.	439	29,088
Rush Enterprises, Inc., Class A	5,590	281,177
Sally Beauty Holdings, Inc.(a)	8,193	108,803
Service Corp. International	5,215	356,967
Six Flags Entertainment Corp.(a)	2,273	57,007
Target Hospitality Corp.(a)	1,959	19,061
Tesla, Inc.(a)	3,737	928,569
Upbound Group, Inc.	372	12,637
Wingstop, Inc.	1,607	412,324
XPEL, Inc.(a)	759	40,872
YETI Holdings, Inc.(a)	191	9,890
		4,204,594
Consumer Staples — 2.60%
Darling Ingredients, Inc.(a)	201	10,018
Kimberly-Clark Corp.	457	55,530
Quanex Building Products Corp.	299	9,140
Sysco Corp.	5,524	403,970
Vital Farms, Inc.(a)	698	10,952
		489,610
Energy — 19.34%
APA Corp.	816	29,278
Archrock, Inc.	705	10,857

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
December 31, 2023

COMMON STOCKS — 99.87% - continued	Shares	Fair Value
Energy — 19.34% - continued
Atlas Energy Solutions, Inc.	521	$8,972
Baker Hughes Co., Class A	2,682	91,671
Berry Corp.	1,308	9,195
Callon Petroleum Co.(a)	300	9,720
ChampionX Corp.	315	9,201
Cheniere Energy, Inc.	2,610	445,553
Chord Energy Corp.	115	19,117
Comstock Resources, Inc.	984	8,708
ConocoPhillips	2,956	343,103
Coterra Energy, Inc.	1,955	49,892
Crescent Energy Co., Class A	814	10,753
CVR Energy, Inc.	255	7,727
Diamond Offshore Drilling, Inc. (a)	757	9,841
Diamondback Energy, Inc.	452	70,096
Dril-Quip, Inc.(a)	427	9,936
EOG Resources, Inc.	1,550	187,473
Expro Group Holdings N.V.(a)	1,147	18,260
Exxon Mobil Corp.	5,393	539,192
Granite Ridge Resources, Inc.	1,494	8,994
Halliburton Co.	2,337	84,483
Helix Energy Solutions Group, Inc.(a)	1,010	10,383
Hess Midstream, L.P., Class A	291	9,204
HF Sinclair Corp.	197	10,947
Kinder Morgan, Inc.	18,398	324,541
Kinetik Holdings, Inc., Class A	269	8,985
Kodiak Gas Services, Inc.	484	9,719
Magnolia Oil & Gas Corp., Class A	470	10,006
Marathon Oil Corp.	1,509	36,457
Matador Resources Co.	281	15,978
MRC Global, Inc.(a)	1,005	11,065
Murphy Oil Corp.	361	15,400
Newpark Resources, Inc.(a)	1,422	9,442
Noble Corp. plc	290	13,967
NOV, Inc.	493	9,998
NOW, Inc.(a)	1,127	12,758
Occidental Petroleum Corp.	1,707	101,925
Oceaneering International, Inc.(a)	465	9,895
Oil States International, Inc.(a)	1,361	9,241
Par Pacific Holdings, Inc. (a)	239	8,692
Patterson-UTI Energy, Inc.	1,079	11,653
Permian Resources Corp., Class A	1,024	13,926
Phillips 66	565	75,224
Pioneer Natural Resources Co.	618	138,976
ProPetro Holding Corp.(a)	904	7,576
Range Resources Corp.	618	18,812
Schlumberger Ltd.	3,768	196,087
Select Water Solutions, Inc., Class A	1,248	9,472

See accompanying notes which are an integral part of these financial statements

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
December 31, 2023

COMMON STOCKS — 99.87% - continued	Shares	Fair Value
Energy — 19.34% - continued
SilverBow Resources, Inc.(a)	304	$8,840
Southwestern Energy Co.(a)	2,661	17,430
Sunnova Energy International, Inc.(a)	736	11,224
Talos Energy, Inc.(a)	727	10,345
Targa Resources Corp.	1,972	171,308
TETRA Technologies, Inc.(a)	1,846	8,344
Texas Pacific Land Corp.	117	183,976
Thermon Group Holdings, Inc.(a)	341	11,106
Tidewater, Inc.(a)	139	10,023
U.S. Silica Holdings, Inc.(a)	830	9,387
VAALCO Energy, Inc.	1,963	8,814
Valero Energy Corp.	441	57,330
Vertex Energy, Inc.(a)	2,757	9,346
Viper Energy, Inc.	300	9,414
W&T Offshore, Inc.	2,734	8,913
Weatherford International PLC(a)	182	17,805
		3,645,956
Financials — 6.66%
Applied Digital Corp.(a)	1,585	10,683
Charles Schwab Corp. (The)	9,520	654,976
Comerica, Inc.	852	47,550
Corebridge Financial, Inc.	1,766	38,252
Cullen/Frost Bankers, Inc.	381	41,335
EZCORP, Inc., Class A(a)	1,025	8,958
First Financial Bankshares, Inc.	895	27,118
First Foundation, Inc.	1,330	12,874
FirstCash Holdings, Inc.	249	26,989
Globe Life, Inc.	614	74,736
Goosehead Insurance, Inc., Class A(a)	161	12,204
Hilltop Holdings, Inc.	355	12,500
Independent Bank Group, Inc.	279	14,195
International Bancshares Corp.	408	22,163
Mr. Cooper Group, Inc.(a)	413	26,895
National Western Life Group, Inc., Class A	18	8,694
Prosperity Bancshares, Inc.	564	38,200
Skyward Specialty Insurance Group, Inc.(a)	357	12,095
Southside Bancshares, Inc.	289	9,051
Stellar Bancorp, Inc.	381	10,607
Stewart Information Services Corp.	209	12,279
TPG, Inc., Class A	2,322	100,241
Triumph Financial, Inc.(a)	160	12,829
Veritex Holdings, Inc.	451	10,495
Victory Capital Holdings, Inc., Class A	287	9,884
		1,255,803
Health Care — 10.34%
Addus HomeCare Corp.(a)	1,334	123,862
Agilon Health, Inc.(a)	25,494	319,950

See accompanying notes which are an integral part of these financial statements

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
December 31, 2023

COMMON STOCKS — 99.87% - continued	Shares	Fair Value
Health Care — 10.34% - continued
AMN Healthcare Services, Inc.(a)	340	$25,459
Cassava Sciences, Inc.(a)	550	12,381
Castle Biosciences, Inc.(a)	479	10,337
Enhabit, Inc.(a)	4,104	42,476
Integer Holdings Corp.(a)	95	9,412
McKesson Corp.	1,385	641,227
Natera, Inc.(a)	148	9,271
Tenet Healthcare Corp.(a)	8,444	638,113
U.S. Physical Therapy, Inc.	1,247	116,146
		1,948,634
Industrials — 12.33%
AECOM	1,684	155,652
Alamo Group, Inc.	56	11,771
American Airlines Group, Inc.(a)	5,691	78,194
Arcosa, Inc.	504	41,651
AZZ, Inc.	193	11,212
Cactus, Inc., Class A	221	10,034
Caterpillar, Inc.	693	204,899
CECO Environmental Corp.(a)	630	12,776
Comfort Systems USA, Inc.	367	75,481
CSW Industrials, Inc.	54	11,200
Evolv Technologies Holdings, Inc., Class A(a)	1,759	8,303
Flowserve Corp.	214	8,821
Fluor Corp.(a)	2,075	81,278
Insperity, Inc.	427	50,053
Jacobs Solutions, Inc.	1,463	189,897
KBR, Inc.	1,632	90,429
Kirby Corp.(a)	547	42,929
Lennox International, Inc.	47	21,033
Powell Industries, Inc.	116	10,254
Primoris Services Corp.	491	16,306
Quanta Services, Inc.	1,531	330,390
Southwest Airlines Co.	5,607	161,930
Sterling Infrastructure, Inc.(a)	302	26,555
Trinity Industries, Inc.	358	9,519
Waste Management, Inc.	3,702	663,028
		2,323,595
Materials — 0.51%
ATI, Inc.(a)	202	9,185
Celanese Corp.	149	23,150
Commercial Metals Co.	196	9,808
Eagle Materials, Inc.	53	10,750
Encore Wire Corp.	56	11,962
Huntsman Corp.	338	8,494
Uranium Energy Corp.(a)	1,925	12,320
Westlake Corp.	70	9,797
		95,466

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
December 31, 2023

COMMON STOCKS — 99.87% - continued	Shares	Fair Value
Real Estate — 13.05%
Camden Property Trust	1,605	$159,360
CBRE Group, Inc., Class A(a)	4,349	404,849
Crown Castle International Corp.	6,582	758,181
Digital Realty Trust, Inc.	4,597	618,664
Howard Hughes Holdings, Inc.(a)	717	61,339
Invitation Homes, Inc.	9,288	316,814
NETSTREIT Corp.	1,043	18,618
NexPoint Residential Trust, Inc.	303	10,432
Spirit Realty Capital, Inc.	2,123	92,754
Summit Hotel Properties, Inc.	1,446	9,717
Whitestone REIT	780	9,586
		2,460,314
Technology — 9.17%
Alkami Technology, Inc.(a)	506	12,271
Applied Optoelectronics, Inc.(a)	518	10,008
BigCommerce Holdings, Inc.(a)	829	8,066
Bumble, Inc., Class A(a)	640	9,434
Cirrus Logic, Inc.(a)	120	9,983
Crowdstrike Holdings, Inc., Class A(a)	2,820	720,002
Dell Technologies, Inc., Class C	329	25,168
Digital Turbine, Inc.(a)	1,493	10,242
Diodes, Inc.(a)	131	10,548
E2open Parent Holdings, Inc., Class A(a)	2,364	10,378
Green Dot Corp., Class A(a)	972	9,623
Hewlett Packard Enterprise Co.	1,746	29,647
Omnicell, Inc.(a)	587	22,089
Open Lending Corp.(a)	1,340	11,403
Oracle Corp.	3,331	351,187
PROS Holdings, Inc.(a)	262	10,163
Q2 Holdings, Inc.(a)	267	11,591
Sabre Corp.(a)	2,539	11,172
Silicon Laboratories, Inc.(a)	80	10,582
SolarWinds Corp.(a)	829	10,354
TaskUs, Inc., Class A(a)	831	10,861
Texas Instruments, Inc.	1,236	210,688
Tyler Technologies, Inc.(a)	487	203,624
		1,729,084
Utilities — 1.80%
Atmos Energy Corp.	819	94,922
CenterPoint Energy, Inc.	3,494	99,823
NRG Energy, Inc.	1,324	68,451
Vistra Corp.	1,957	75,384
		338,580
Total Common Stocks— 99.87% (Cost $17,795,411)		18,823,814

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
December 31, 2023

WARRANT - 0.00%(b)	Shares	Fair Value
Health Care — 0.00%(b)
Cassava Sciences, Inc. Expiration Date 11/15/24(c)	220	$—
Total Warrant Cost ($–)		—
MONEY MARKET FUNDS - 1.30%
State Street Institutional U.S. Government Money Market Fund,
Opportunity Class, 5.29%(d)	245,307	245,307
Total Money Market Funds (Cost $245,307)		245,307
Total Investments — 101.17% (Cost $18,040,718)		19,069,121
Liabilities in Excess of Other Assets — (1.17)%		(221,268)
NET ASSETS — 100.00%		$18,847,853

(a)	Non-income producing security.

(b)	Less than 0.005%.

(c)	Security is currently being valued according to the fair value procedures of the Adviser, as the Fund’s “Valuation Designee”, under oversight of the Board.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2023.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Oil Index ETF
Schedule of Investments
December 31, 2023

COMMON STOCKS — 98.01%	Shares	Fair Value
Gas & Water Utilities — 0.36%
Tokyo Gas Company Ltd. - ADR	78	$892
Oil & Gas Producers — 85.99%
APA Corp.	287	10,298
BP PLC - ADR	204	7,222
Callon Petroleum Co.(a)	308	9,979
Chesapeake Energy Corp.	143	11,002
Comstock Resources, Inc.	372	3,292
ConocoPhillips	150	17,411
Coterra Energy, Inc.	219	5,589
Crescent Energy Co.	132	1,744
Devon Energy Corp.	268	12,140
Diamondback Energy, Inc.	112	17,369
EOG Resources, Inc.	120	14,514
Exxon Mobil Corp.	152	15,197
Kinder Morgan, Inc.	296	5,221
Magnolia Oil & Gas Corp., Class A	149	3,172
Marathon Oil Corp.	488	11,790
Matador Resources Co.	18	1,024
Murphy Oil Corp.	95	4,053
Occidental Petroleum Corp.	282	16,838
Ovintiv, Inc.	203	8,916
Permian Resources Corp.	404	5,494
Repsol S.A. - ADR	134	1,990
Riley Exploration Permian, Inc.	54	1,471
Ring Energy, Inc.(a)	988	1,442
SilverBow Resources, Inc.(a)	84	2,443
SM Energy Co.	334	12,932
Total S.A. - ADR	46	3,100
Vital Energy, Inc.(a)	161	7,324
		212,967
Oil, Gas & Consumable Fuels — 11.66%
Chevron Corp.	82	12,231
Pioneer Natural Resources Co.	74	16,641
		28,872
Total Common Stocks— 98.01% (Cost $242,595)		242,731
MONEY MARKET FUNDS — 2.14%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 5.29%(b)	5,309	5,309
Total Money Market Funds (Cost $5,309)		5,309
Total Investments — 100.15% (Cost $247,904)		248,040
Liabilities in Excess of Other Assets — (0.15)%		(371)
NET ASSETS — 100.00%		$247,669

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments
December 31, 2023

COMMON STOCKS — 99.99%	Shares	Fair Value
Communications — 2.60%
AST SpaceMobile, Inc.(a)	106	$639
Clear Channel Outdoor Holdings, Inc.(a)	2,184	3,975
iHeartMedia, Inc., Class A(a)	124	331
Nexstar Media Group, Inc.	30	4,702
Thryv Holdings, Inc.(a)	168	3,419
		13,066
Consumer Discretionary — 16.88%
Academy Sports & Outdoors, Inc.	126	8,316
Brinker International, Inc.(a)	218	9,413
Carriage Services, Inc.	82	2,051
Chuy’s Holdings, Inc.(a)	86	3,288
Cinemark Holdings, Inc.(a)	136	1,916
Dave & Buster’s Entertainment, Inc.(a)	36	1,939
European Wax Center, Inc.(a)	192	2,609
Forestar Group, Inc.(a)	30	992
GameStop Corp., Class A(a)	466	8,169
Green Brick Partners, Inc.(a)	70	3,636
Group 1 Automotive, Inc.	24	7,314
Landesa Home Corp.(a)	26	342
LGI Homes, Inc.(a)	34	4,527
Microvast Holdings, Inc.(a)	240	336
RCI Hospitality Holdings, Inc.	42	2,783
Rent-A-Center, Inc.	46	1,563
Rush Enterprises, Inc., Class A	158	7,947
Sally Beauty Holdings, Inc.(a)	236	3,134
Six Flags Entertainment Corp.(a)	66	1,655
Solo Brands, Inc., Class A(a)	46	283
Target Hospitality Corp.(a)	184	1,790
XPEL, Inc.(a)	134	7,216
YETI Holdings, Inc.(a)	70	3,625
		84,844
Consumer Staples — 1.35%
Quanex Building Products Corp.	34	1,039
Vital Farms, Inc.(a)	366	5,743
		6,782
Energy — 17.98%
Amplify Energy Corp.(a)	46	273
Archrock, Inc.	168	2,587
Atlas Energy Solutions, Inc.	66	1,136
Berry Corp.	70	492
Callon Petroleum Co.(a)	76	2,462
Comstock Resources, Inc.	120	1,062
Crescent Energy Co.	90	1,189
CVR Energy, Inc.	104	3,151
Diamond Offshore Drilling, Inc. (a) 126		1,638
Dril-Quip, Inc.(a)	34	791

See accompanying notes which are an integral part of these financial statements

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
December 31, 2023

COMMON STOCKS — 99.99% - continued	Shares	Fair Value
Energy — 17.98% - continued
Evolution Petroleum Corp.	2	$11
Excelerate Energy, Inc., Class A	56	866
Expro Group Holdings N.V.(a)	182	2,897
Granite Ridge Resources, Inc.	72	433
Helix Energy Solutions Group, Inc.(a)	176	1,809
Hess Midstream, L.P., Class A	80	2,530
Kinetik Holdings, Inc.	88	2,939
KLX Energy Services Holdings, Inc.(a)	26	293
Kodiak Gas Services, Inc.	22	442
Magnolia Oil & Gas Corp., Class A	168	3,577
MRC Global, Inc.(a)	1,192	13,124
Newpark Resources, Inc.(a)	84	558
NOW, Inc.(a)	1,502	17,003
Oceaneering International, Inc.(a)	102	2,171
Oil States International, Inc.(a)	64	435
Par Pacific Holdings, Inc. (a)	56	2,037
Patterson-UTI Energy, Inc.	396	4,277
ProPetro Holding Corp.(a)	102	855
Ranger Energy Services, Inc.	188	1,923
Ring Energy, Inc.(a)	174	254
Select Energy Services, Inc., Class A	106	805
SilverBow Resources, Inc.(a)	26	756
Solaris Oilfield Infrastructure, Inc., Class A	36	287
Sunnova Energy International, Inc.(a)	118	1,799
Talos Energy, Inc.(a)	116	1,651
TETRA Technologies, Inc.(a)	144	651
Thermon Group Holdings, Inc.(a)	34	1,107
Tidewater, Inc.(a)	64	4,615
U.S. Silica Holdings, Inc.(a)	92	1,040
VAALCO Energy, Inc.	120	539
Vertex Energy, Inc.(a)	90	305
Viper Energy, Inc.	102	3,201
W&T Offshore, Inc.	122	398
		90,369
Financials — 5.92%
Applied Blockchain, Inc.(a)	88	593
EZCORP, Inc., Class A(a)	48	420
First Financial Bankshares, Inc.	104	3,151
First Foundation, Inc.	52	503
FirstCash Holdings, Inc.	28	3,035
Goosehead Insurance, Inc., Class A(a)	22	1,667
Hilltop Holdings, Inc.	44	1,549
Independent Bank Group, Inc.	34	1,730
International Bancshares Corp.	48	2,607
Mr. Cooper Group, Inc.(a)	48	3,126
National Western Life Group, Inc., Class A	4	1,932
P10, Inc.	44	450

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
December 31, 2023

COMMON STOCKS — 99.99% - continued	Shares	Fair Value
Financials — 5.92% - continued
Skyward Specialty Insurance Group, Inc.(a)	28	$949
Southside Bancshares, Inc.	28	877
Stellar Bancorp, Inc.	46	1,281
Stewart Information Services Corp.	26	1,527
Triumph Bancorp, Inc.(a)	22	1,764
Veritex Holdings, Inc.	50	1,164
Victory Capital Holdings, Inc., Class A	42	1,446
		29,771
Health Care — 12.96%
Addus HomeCare Corp.(a)	78	7,242
agilon health, inc.(a)	1,480	18,574
AMN Healthcare Services, Inc.(a)	256	19,169
Atrion Corp.	2	758
Cassava Sciences, Inc.(a)	204	4,592
Castle Biosciences, Inc.(a)	26	561
Enhabit, Inc.(a)	242	2,505
Integer Holdings Corp.(a)	34	3,369
Lexicon Pharmaceuticals, Inc.(a)	2	3
Savara, Inc.(a)	138	649
Taysha Gene Therapies, Inc.(a)	586	1,037
U.S. Physical Therapy, Inc.	72	6,706
		65,165
Industrials — 15.64%
Alamo Group, Inc.	10	2,102
Arcosa, Inc.	62	5,124
AZZ, Inc.	26	1,510
Bristow Group, Inc.(a)	92	2,601
Cactus, Inc., Class A	64	2,906
CECO Environmental Corp.(a)	32	649
CSW Industrials, Inc.	16	3,318
Daseke, Inc.(a)	126	1,020
Distribution Solutions Group, Inc.(a)	148	4,671
DXP Enterprises, Inc.(a)	186	6,268
Ennis, Inc.	26	570
Evolv Technologies Holdings, Inc.(a)	108	510
Flowserve Corp.	108	4,452
Great Lakes Dredge & Dock Corp.(a)	108	829
IES Holdings, Inc.(a)	32	2,535
Insperity, Inc.	142	16,645
Kirby Corp.(a)	152	11,929
Powell Industries, Inc.	10	884
Primoris Services Corp.	82	2,723
SEACOR Marine Holdings, Inc.(a)	74	932
Sterling Construction Co., Inc.(a)	48	4,221
Trinity Industries, Inc.	84	2,234
		78,633

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
December 31, 2023

COMMON STOCKS — 99.99% - continued	Shares	Fair Value
Materials — 2.82%
Encore Wire Corp.	16	$3,418
Huntsman Corp.	134	3,367
United States Lime & Minerals, Inc.	2	461
Uranium Energy Corp.(a)	468	2,995
Westlake Chemical Corp.	28	3,919
		14,160
Real Estate — 15.66%
Howard Hughes Holdings, Inc.(a)	510	43,630
NETSTREIT Corp.	736	13,138
NexPoint Residential Trust, Inc.	244	8,401
Summit Hotel Properties, Inc.	1,118	7,513
Whitestone REIT	494	6,071
		78,753
Technology — 8.13%
Alkami Technology, Inc.(a)	56	1,358
Applied Optoelectronics, Inc.(a)	38	734
Asure Software, Inc.(a)	28	267
Aviat Networks, Inc.(a)	12	392
BigCommerce Holdings, Inc.(a)	84	817
Bumble, Inc., Class A(a)	162	2,388
Cirrus Logic, Inc.(a)	44	3,660
CS Disco, Inc.(a)	38	288
Digital Turbine, Inc.(a)	122	837
Diodes, Inc.(a)	46	3,704
E2open Parent Holdings, Inc.(a)	234	1,027
Green Dot Corp., Class A(a)	42	416
Omnicell, Inc.(a)	228	8,580
Open Lending Corp.(a)	96	817
PROS Holdings, Inc.(a)	52	2,017
Q2 Holdings, Inc.(a)	70	3,039
Rackspace Technology, Inc.(a)	990	1,980
Sabre Corp.(a)	464	2,042
Silicon Laboratories, Inc.(a)	32	4,233
SolarWinds Corp.(a)	56	699
TaskUs, Inc.(a)	120	1,568
Upland Software, Inc.(a)	2	9
		40,872
Utilities — 0.05%
Aris Water Solution, Inc., Class A	32	269

Total Common Stocks— 99.99% (Cost $492,905)		502,684

WARRANT - 0.00%(b)	Shares	Fair Value
Health Care — 0.00%(b)
Cassava Sciences, Inc. Expiration Date 11/15/24(c)	81	$—
Total Warrant Cost ($–)		—

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
December 31, 2023

MONEY MARKET FUNDS - 0.02%	Shares	Fair Value
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 5.29%(d)	120	$120
Total Money Market Funds (Cost $120)		120
Total Investments — 100.01% (Cost $493,025)		502,804
Liabilities in Excess of Other Assets — (0.01)%		(48)
NET ASSETS — 100.00%		$502,756

(a)	Non-income producing security.

(b)	Less than 0.005%.

(c)	Security is currently being valued according to the fair value procedures of the Adviser, as the Fund’s “Valuation Designee”, under oversight of the Board.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2023.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Assets and Liabilities
December 31, 2023

	Texas		Texas
	Capital	Texas	Capital
	Texas	Capital	Texas Small
	Equity	Texas Oil	Cap Equity
	Index ETF	Index ETF	Index ETF
Assets
Investments in securities, at fair value (cost $18,040,718, $247,904 and $493,025)	$19,069,121	$248,040	$502,804
Dividends and interest receivable	17,495	32	26
Tax reclaims receivable	—	3	—
Total Assets	19,086,616	248,075	502,830

Liabilities
Payable for investments purchased	231,126	379	—
Payable to Adviser	7,637	27	74
Total Liabilities	238,763	406	74
Net Assets	$18,847,853	$247,669	$502,756

Net Assets consist of:
Paid-in capital	17,841,355	247,525	492,977
Accumulated earnings	1,006,498	144	9,779
Net Assets	$18,847,853	$247,669	$502,756
Shares outstanding (unlimited number of shares authorized, no par value)	714,000	10,000	20,000
Net asset value per share	$26.40	$24.77	$25.14

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Operations
For the Period Ended December 31, 2023

	Texas		Texas
	Capital	Texas	Capital
	Texas	Capital	Texas Small
	Equity	Texas Oil	Cap Equity
	Index ETF(a)	Index ETF(b)	Index ETF(b)
Investment Income
Dividend income (net of foreign taxes withheld of $–, $6 and $–)	$118,820	$31	$26
Interest income	1,062	4	—
Total investment income	119,882	35	26

Expenses
Advisory fees	33,999	27	74
Total operating expenses	33,999	27	74
Net investment income (loss)	85,883	8	(48)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities	(29,176)	—	—
Net realized gain from in-kind redemptions	218,651	—	—
Change in unrealized appreciation on investment securities	1,028,403	136	9,779
Net realized and change in unrealized gain (loss) on investment securities	1,217,878	136	9,779

Net increase in net assets resulting from operations	$1,303,761	$144	$9,731

(a)	For the period July 12, 2023 (commencement of operations) to December 31, 2023.

(b)	For the period December 20, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Changes in Net Assets

			Texas Capital
	Texas Capital	Texas Capital	Texas Small
	Texas Equity	Texas Oil	Cap Equity
	Index ETF	Index ETF	Index ETF
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,
	2023(a)	2023(b)	2023(b)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$85,883	$8	$(48)
Net realized loss on investment securities	(29,176)	—	—
Net realized gain from in-kind redemptions	218,651	—	—
Change in unrealized appreciation on investment securities	1,028,403	136	9,779
Net increase in net assets resulting from operations	1,303,761	144	9,731

Distributions to Shareholders from Earnings	(87,885)	—	—

Capital Transactions
Proceeds from shares sold	18,797,389	247,525	493,025
Amount paid for shares redeemed	(1,265,412)	—	—
Net increase in net assets resulting from capital transactions	17,531,977	247,525	493,025
Total Increase in Net Assets	18,747,853	247,669	502,756

Net Assets
Beginning of period	$100,000	$—	$—
End of period	$18,847,853	$247,669	$502,756

Share Transactions
Shares sold	764,000	10,000	20,000
Shares redeemed	(50,000)	—	—
Net increase in shares outstanding	714,000	10,000	20,000

(a)	For the period July 12, 2023 (commencement of operations) to December 31, 2023.

(b)	For the period December 20, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Financial Highlights

(For a share outstanding during the period)

	For the
	Period
	Ended
	December
	31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$25.00

Investment operations:
Net investment income	0.14
Net realized and unrealized gain on investments	1.40
Total from investment operations	1.54

Less distributions to shareholders from:
Net investment income	(0.14)
Total distributions	(0.14)

Net asset value, end of period	$26.40
Market price, end of period	$26.39

Total Return(b)	6.18	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$18,848
Ratio of expenses to average net assets	0.49	% (d)
Ratio of net investment income to average net assets	1.24	% (d)
Portfolio turnover rate(e)	3	% (c)

(a)	For the period July 12, 2023 (commencement of operations) to December 31, 2023.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Oil Index ETF
Financial Highlights

(For a share outstanding during the period)
	For the
	Period
	Ended
	December
	31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$24.75

Investment operations:
Net investment income	—(b)
Net realized and unrealized gain on investments	0.02
Total from investment operations	0.02

Net asset value, end of period	$24.77
Market price, end of period	$24.92

Total Return(c)	0.08	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$248
Ratio of expenses to average net assets	0.35	% (e)
Ratio of net investment income to average net assets	0.11	% (e)
Portfolio turnover rate(f)	—	% (d)

(a)	For the period December 20, 2023 (commencement of operations) to December 31, 2023.

(b)	Rounds to less than $0.005.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF
Financial Highlights

(For a share outstanding during the period)
	For the
	Period
	Ended
	December
	31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$24.65

Investment operations:
Net investment income	—(b)
Net realized and unrealized gain on investments	0.49
Total from investment operations	0.49

Net asset value, end of period	$25.14
Market price, end of period	$25.16

Total Return(c)	1.99	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$503
Ratio of expenses to average net assets	0.49	% (e)
Ratio of net investment loss to average net assets	(0.32	)% (e)
Portfolio turnover rate(f)	—	% (d)

(a)	For the period December 20, 2023 (commencement of operations) to December 31, 2023.

(b)	Rounds to less than $0.005.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Notes to the Financial Statements
December 31, 2023

NOTE 1. ORGANIZATION

Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF and Texas Capital Texas Small Cap Equity Index ETF (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified series of Texas Capital Funds Trust (the “Trust”), except for the Texas Capital Texas Oil Index ETF, which is non-diversified. The Texas Capital Texas Equity Index ETF commenced operations on July 12, 2023. The Texas Capital Texas Oil Index ETF and the Texas Capital Texas Small Cap Equity Index ETF commenced operations on December 20, 2023. The Trust is an open-end investment management company established under the laws of Delaware by an Agreement and Declaration of Trust dated March 21, 2023, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds’ investment adviser is Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”). The investment objective of the Texas Capital Texas Equity Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Texas Capital Texas Equity Index. The investment objective of the Texas Capital Texas Oil Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Alerian Texas Weighted Oil and Gas Index. The investment objective of the Texas Capital Texas Small Cap Equity Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Texas Capital Texas Small Cap Equity Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the SEC adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request,

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2023

and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal period ended December 31, 2023, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal period ended December 31, 2023, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since inception, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds’ federal tax returns for the current fiscal year remain subject to examination by the Internal Revenue Service.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Texas Capital Texas Equity Index ETF and the Texas Capital Texas Small Cap Equity Index ETF each typically distribute net investment

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2023

income and any realized net capital gains annually. The Texas Capital Texas Oil Index ETF typically distributes net investment income quarterly and any realized net capital gains annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

For the fiscal period ended of December 31, 2023, the Funds made the following reclassifications to increase (decrease) the components of net assets:

		Accumulated
		Earnings
	Paid-In Capital	(Deficit)
Texas Capital Texas Equity Index ETF	$209,378	$(209,378)
Texas Capital Texas Oil Index ETF	—	—
Texas Capital Texas Small Cap Equity Index ETF	(48)	48

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2023

circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including ETFs, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available or are deemed not to reflect market value. In the

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2023

event that market quotes are not readily available or are deemed not to reflect market value, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3		Total
Texas Capital Texas Equity Index ETF
Common Stocks (a)	$18,823,814	$—	$—		$18,823,814
Money Market Funds	245,307	—	—		245,307
Warrant	—	—	—	(b)	—
Total	$19,069,121	$—	$—		$19,069,121

		Valuation Inputs
Assets	Level 1	Level 2	Level 3		Total
Texas Capital Texas Oil Index ETF
Common Stocks (a)	$242,731	$—	$—		$242,731
Money Market Funds	5,309	—	—		5,309
Total	$248,040	$—	$—		$248,040

		Valuation Inputs
Assets	Level 1	Level 2	Level 3		Total
Texas Capital Texas Small Cap Equity Index ETF
Common Stocks (a)	$502,684	$—	$—		$502,684
Money Market Funds	120	—	—		120
Warrant	—	—	—	(b)	—
Total	$502,804	$—	$—		$502,804

(a)	Refer to Schedule of Investments for sector classifications.

(b)	Cassava Sciences, Inc. is currently being fair valued according to the fair value procedures of the Adviser, as “Valuation Designee”, under oversight of the Board.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2023

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the Advisory Agreement with the Trust with respect to each Fund (the “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a unitary management fee based on each Fund’s average daily net assets as follows:

			Texas Capital Texas
	Texas Capital Texas	Texas Capital Texas	Small Cap Equity
	Equity Index ETF	Oil Index ETF	Index ETF
Advisory fees rate	0.49%	0.35%	0.49%
Advisory fees earned	$33,999	$27	$74
Payable to Adviser	$7,637	$27	$74

Under the Agreement, the Adviser has agreed to pay all expenses of the Funds, except for the fee payment under the Agreement, payments under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of each Fund, costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

State Street Bank and Trust Company (“State Street”) serves as Funds’ custodian and transfer agent. The Adviser pays State Street fees in accordance with the agreements for such services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Adviser pays Ultimus fees in accordance with the Master Services Agreement for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2023

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended December 31, 2023, purchases and sales of investment securities, other than in-kind transactions and short-term investments, were as follows:

	Purchases	Sales
Texas Capital Texas Equity Index ETF	$1,584,054	$515,954
Texas Capital Texas Oil Index ETF	379	—
Texas Capital Texas Small Cap Equity Index ETF	—	—

For the fiscal period ended December 31, 2023, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
Texas Capital Texas Equity Index ETF	$17,825,098	$1,273,007
Texas Capital Texas Oil Index ETF	242,216	—
Texas Capital Texas Small Cap Equity Index ETF	492,905	—

For the fiscal period ended December 31, 2023, the Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF and Texas Capital Texas Small Cap Equity Index ETF had in-kind net realized gains of $218,651, $0 and $0, respectively.

There were no purchases or sales of long-term U.S. government obligations during the fiscal period ended December 31, 2023.

Transaction Fees – Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Texas Capital Texas Equity Index ETF and Texas Capital Texas Small Cap Equity Index ETF only in Creation Unit size aggregations of 10,000 shares. Shares are created and redeemed by the Texas Capital Texas Oil Index ETF only in Creation Unit size aggregations of 5,000 shares. Only certain financial institutions (each an “Authorized Participant”) or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2023

A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Standard Transaction Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and that ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Standard Transaction Fee, the “Transaction Fees”). For the fiscal period ended December 31, 2023, the Funds received $0 and $0 in Standard Transaction Fees and variable fees, respectively. The Transaction Fees for the Funds are listed in the table below:

	In-kind	Cash
	Transaction	Transaction	Variable
	Fee	Fee	Charge
Texas Capital Texas Equity Index ETF	$250	$100	2.00%*
Texas Capital Texas Oil Index ETF	$150	$100	2.00%*
Texas Capital Texas Small Cap Equity Index ETF	$250	$100	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 6. FEDERAL TAX INFORMATION

At December 31, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

			Texas Capital
	Texas Capital	Texas Capital	Texas Small Cap
	Texas Equity	Texas Oil Index	Equity Index
	Index ETF	ETF	ETF
Gross unrealized appreciation	$1,553,049	$1,551	$12,599
Gross unrealized depreciation	(521,281)	(1,415)	(2,820)
Net unrealized appreciation on investments	$1,031,768	$136	$9,779
Tax cost of investments	$18,037,353	$247,904	$493,025

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to passive foreign investment companies and the return of capital adjustments from underlying investments.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2023

The tax character of distributions paid for the fiscal period ended December 31, 2023, were as follows:

			Texas Capital
	Texas Capital	Texas Capital	Texas Small Cap
	Texas Equity	Texas Oil Index	Equity Index
	Index ETF	ETF	ETF
	2023	2023	2023
Distributions paid from:
Ordinary income(a)	$87,885	$—	$—
Total distributions paid	$87,885	$—	$—

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Texas Capital Texas Equity Index ETF	Texas Capital Texas Oil Index ETF	Texas Capital Texas Small Cap Equity Index ETF
Undistributed ordinary income	$—	$8	$—
Accumulated capital and other losses	(25,270)	—	—
Unrealized appreciation on investments	1,031,768	136	9,779
Total accumulated earnings	$1,006,498	$144	$9,779

As of December 31, 2023, the Texas Capital Texas Equity Index ETF had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $25,270.

NOTE 7. PRINCIPAL RISKS

Sector Risk: If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2023, the Texas Capital Texas Oil Index ETF had 97.65% of the value of its net assets invested in stocks within the Energy sector.

Texas Risk: Texas’ economy relies to a significant extent on certain key industries, such as the oil and gas industry (including drilling, production and refining), chemicals production,

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2023

technology and telecommunications equipment manufacturing and international trade. Each of these industries has from time to time suffered from economic downturns, and adverse conditions in one or more of these industries could impair the ability of issuers of Texas municipal securities to pay principal or interest on their obligations.

Investment and Market Risk: As with all investments, an investment in the Funds is subject to investment risk. Investors in the Funds could lose money, including the possible loss of the entire principal amount of an investment, over short or prolonged periods of time.  Markets can decline in value sharply and unpredictably. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market.

Index Tracking Risk: There is no guarantee that the Funds will achieve a high degree of correlation to their respective index and therefore achieve their investment objective. The Funds may have difficulty achieving their investment objective due to fees, expenses (including rebalancing expenses), and other transaction costs related to the normal operation of the Funds. These costs that may be incurred by the Funds are not incurred by the Index, which may make it more difficult for the Funds to track the index.

Passive Investment Risk: The Funds are not actively managed, and the Adviser will not sell a security due to current or projected under performance of a security, industry, or sector, unless that security is removed from the index by the index provider, who is unaffiliated with the Adviser. The Funds invest in securities included in the index regardless of the Adviser’s independent analysis of the investment decision.

The Funds’ prospectus contains more information regarding these risks and other risks related to the Funds as well as other information about the Funds and should be read carefully before investing.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2023

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of
Texas Capital Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Texas Capital Funds Trust (the “Trust”) (comprising Texas Capital Texas Equity Index ETF, Texas Capital Texas Small Cap Equity Index ETF, and Texas Capital Texas Oil Index ETF (collectively referred to as the “Funds”)), including the schedules of investments, as of December 31, 2023, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Texas Capital Funds Trust at December 31, 2023, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Texas Capital Funds Trust	Statements of operations	Statements of changes in net assets	Financial highlights
Texas Capital Texas Equity Index ETF	For the period from July 12, 2023 (commencement of operations) through December 31, 2023.
Texas Capital Texas Small Cap Equity Index ETF	For the period from December 20, 2023 (commencement of operations) through December 31, 2023.
Texas Capital Texas Oil Index ETF	For the period from December 20, 2023 (commencement of operations) through December 31, 2023.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers. Our audits also included

Report of Independent Registered Public Accounting Firm (continued)

evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of Texas Capital Funds Trust since 2023.

Dallas, Texas

February 26, 2024

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from commencement of operations (July 12, 2023, for the Texas Capital Texas Equity Index ETF and December 20, 2023, for the Texas Capital Texas Oil Index ETF and the Texas Capital Texas Small Cap Equity Index ETF) through December 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of a Fund.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Summary of Fund Expenses (Unaudited) (continued)

		Ending
	Beginning	Account	Expenses
	Account	Value	Paid		Annualized
	Value	December	During		Expense
	July 1, 2023	31, 2023	Period(a)		Ratio
Texas Capital Texas Equity Index ETF
Actual	$1,000.00	$1,061.80	$2.38	(a)	0.49%
Hypothetical(b)	$1,000.00	$1,022.74	$2.49	(a)	0.49%

Texas Capital Texas Oil Index ETF
Actual	$1,000.00	$1,000.80	$0.10	(c)	0.35%
Hypothetical(b)	$1,000.00	$1,023.47	$1.76	(c)	0.35%

Texas Capital Texas Small Cap Equity Index ETF
Actual	$1,000.00	$1,019.90	$0.15	(c)	0.49%
Hypothetical(b)	$1,000.00	$1,022.75	$2.49	(c)	0.49%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by 172/365 (to reflect the period since commencement of operations on July 12, 2023). Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

(c)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by 11/365 (to reflect the period since commencement of operations on December 20, 2023). Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position (s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship Held by Trustee During Past 5 Years
Independent Trustees
J. Kyle Bass (1969)	Trustee	Since 2023	Founder and Chief Investment Officer, Hayman Capital Management, LP.	3	None
Avery Johnson (1965)	Trustee	Since 2023	Chief Executive Officer, Avery Capital (June 2020-Present); Partner, Allan Bailey Johnson Group (March 2020-Present); CBS Sports Network Analyst, CBS Sports HQ Analyst (June 2019-Present).	3	None
Eduardo Margain (1978)	Trustee	Since 2023	Founder and Chief Executive Officer, PIXIU Investments (June 2009-Present).	3	None
Interested Trustees*
Daniel S. Hoverman (1975)	Trustee	Since 2023	Executive Vice President, Head of Corporate & Investment Banking, Texas Capital Bancshares, Inc. & Texas Capital Bank; Managing Partner and President Texas Capital Securities (2021-Present); Managing Director, Head of Corporate Advisory and Financial Sponsors, Regions Securities LLC, (2016-2021).	3	None
Jocelyn E. Kukulka (1984)	Trustee	Since 2023	Executive Director, Head of Investor Relations and Corporate Development, Texas Capital Bank (2022-Present); Vice President, Western Alliance Bancorporation (2017-2022).	3	None

*	Daniel S. Hoverman and Jocelyn E. Kukulka are each an “interested person,” as defined by the 1940 Act, because of his or her employment with the Adviser.

Trustees and Officers (Unaudited) (continued)

Name and Year of Birth	Position(s) Held with Fund/Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Officers of the Trust:
Edward Rosenberg (1973)	President and Chief Executive Officer	Since 2023	Managing Director, Head of ETF and Funds Management (2023-Present); Independent Consultant, Torre Blanc (2022-2023); Senior Vice President, Head of ETFs, American Century Investments (2017-2022).	N/A	N/A
Joel Colpitts (1968)	Treasurer and Principal Financial Officer	Since 2023	Executive Director, Financial and Operations Principal for TCBI Securities, Inc. (2021-Present); Chief Financial Officer, PursheKaplan Sterling Investments (2021); Assistant Vice President, Finance, Avantax(2013–2021).	N/A	N/A
Neil Rajan (1979)	Secretary	Since 2023	Director, Legal Head of Investment Banking Coverage and Associate General Counsel for Texas Capital Bank (Feb. 2023-Present); General Counsel, Global Tracking/Search & Rescue and Assistant General Counsel, Sensing & Safety Technologies – Honeywell International Inc. (2020-2023); Partner, Locke Lord LLP (2017-2019).	N/A	N/A
Paul Leone (1963)	Assistant Secretary	Since 2023	Vice President and Senior Counsel, UltimusFund Solutions, LLC (2020-Present); Managing Director, Leone Law Office, P.C. (2019-2020); Senior Counsel, Empower Retirement/Great-West Life & Annuity Insurance Company (2015-2019).	N/A	N/A
Kevin Patton (1970)	Chief Compliance Officer	Since 2023	Vice President – Compliance Officer, UltimusFund Solutions – June 2023 – present; Outsourced Chief Compliance Officer, DinsmoreCompliance Services (Jan 2023- June 2023); Senior Principal Consultant, ACA Group (2022-2023); Assistant Vice President and Compliance Officer, UltimusFund Solutions, LLC (2020-2022); Partner and Chief Compliance Officer, Renaissance Investment Management (Aug. 2005-Jan 2020).	N/A	N/A

Other Information (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (844) 822-3837 to request a copy of the SAI or to make shareholder inquiries.

Advisory Agreement Approval (Unaudited)

Texas Capital Texas Equity Index ETF

The Board of Trustees (the “Board”), including those Trustees who were determined to not be “interested persons” of the Trust (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) voting separately, has reviewed and approved the Texas Capital Texas Equity Index ETF’s (the “Fund”) advisory agreement (the “Advisory Agreement”) with Texas Capital Bank Wealth Management Services, Inc. doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”) for an initial two-year term. The Board unanimously approved the Advisory Agreement at a meeting held on June 30, 2023, at which all of the Trustees were present (the “Meeting”).

In deciding whether to approve the Advisory Agreement, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided in the Board materials and at the Meeting and were not the result of any one factor. Moreover, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee may have afforded different weight to the various factors and information in reaching his or her conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including, but not limited to, the factors enumerated below.

Nature, Extent, and Quality of Services. The Trustees reviewed materials provided by the Adviser regarding the nature, extent, and quality of the services proposed to be provided to the Fund by the Adviser, including an overview of the Adviser and the personnel that would perform services for the Fund. The Trustees considered the qualifications, background and responsibilities of the members of the Adviser’s portfolio management team who would oversee the day-to-day investment management and operations of the Fund. The Trustees also considered the Adviser’s support resources available for investment research, compliance and operations.

The Trustees considered that, while the Adviser has not previously served as an investment adviser to a registered mutual fund or ETF, the Adviser is staffed by experienced personnel who have extensive portfolio management experience. The Trustees also considered the Fund’s primary investment objective and concluded that the operation of such a mandate appears to be within the capabilities of the investment personnel employed by the Adviser.

The Trustees discussed the capitalization of the Adviser and the Adviser’s representation that it and/or its affiliates have sufficient resources to financially support the Fund and execute on the business plan related to the Fund. The Trustees evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser in connection with its services to the Fund, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Fund. Based on these considerations, the Trustees concluded, within the context of its full deliberations, that the nature, overall quality and extent of the services proposed to be provided by the Adviser to the Fund are expected to be satisfactory and adequate.

Performance. The Trustees considered that the Fund is newly formed and as such does not have a record of prior performance to submit at the Meeting. The Trustees also noted that the Adviser does not currently advise any other U.S. registered investment companies. Consequently, there was currently

Advisory Agreement Approval (Unaudited) (continued)

no performance data available for the Fund or an investment vehicle managed by the Adviser using a similar investment strategy. Based on these considerations and on the Fund’s investment strategy and the Adviser’s written and oral presentation, the Trustees concluded, within the context of its full deliberations, that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Trustees considered the proposed unitary fee. The Trustees noted that the Adviser provided industry data with respect to the total expense ratios of a peer group of investment companies (“Peer Group”) as compared to the proposed unitary fee and estimated total expense ratio of the Fund. The Trustees further noted that, based on the data provided by the Adviser, the expense ratio of the Fund, a passively-managed index fund, was lower than other state-focused passive ETFs (both of which have ceased operations in 2009), but in the mid-range of mid-cap value and niche/thematic ETFs in the Peer Group. Based on these considerations and other factors, the Trustees concluded, within the context of its full deliberations, that the unitary fee of 0.49% of the Fund’s average daily net assets proposed to be charged by the Adviser appeared reasonable in light of the nature, extent and quality of the services proposed to be provided under the proposed Advisory Agreement.

Profitability. The Trustees considered that the Fund is not yet operational, and no record of Adviser profitability exists. The Trustees also took into account the Adviser’s estimated costs of managing the Fund and information provided by the Adviser regarding its financial condition. The Trustees did not make any conclusions regarding the Adviser’s profitability, but will do so during future considerations of the Advisory Agreement.

Economies of Scale. The Trustees considered whether the Adviser would realize economies of scale with respect to its management of the Fund, recognizing that economies of scale are difficult to identify and quantify. The Trustees noted that economies of scale were not a relevant consideration at this time and they would revisit whether economies of scale exist in the future once the Fund has achieved sufficient scale.

Fall-out Benefits. The Trustees discussed direct or indirect “fall-out benefits,” noting that the Adviser did not anticipate any fall-out benefits at this stage other than that the Adviser may derive a benefit to its reputation and standing in the investment community from its relationship with the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, with the Independent Trustees having met in an executive session and having been advised by independent legal counsel throughout the process, determined that approval of the Advisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Advisory Agreement Approval (Unaudited) (continued)

Texas Capital Texas Oil Index ETF
Texas Capital Texas Small Cap Equity Index ETF

The Board of Trustees (the “Board”), including those Trustees who were determined to not be “interested persons” of Texas Capital Funds Trust (the “Trust”) (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) voting separately, has reviewed and approved the advisory agreements (the “Advisory Agreements”) between the Trust and Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”) on behalf of the Texas Capital Texas Oil Index ETF (the “Oil ETF”) and the Texas Capital Texas Small Cap Equity Index ETF (the “Small Cap ETF”) (collectively, the “Funds”), each for an initial two-year term. The Board unanimously approved the Advisory Agreements at a meeting held on September 28, 2023, at which all of the Trustees were present (the “Meeting”).

In deciding whether to approve the Advisory Agreements, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided in the Board materials and at the Meeting and were not the result of any one factor. Moreover, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee may have afforded different weight to the various factors and information in reaching his or her conclusions with respect to the Advisory Agreements. In considering the approval of the Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including, but not limited to, the factors enumerated below.

Nature, Extent, and Quality of Services. The Trustees reviewed materials provided by the Adviser regarding the nature, extent, and quality of the services proposed to be provided to the Funds by the Adviser, including an overview of the Adviser and the personnel that would perform services for the Funds. The Trustees considered the qualifications, background and responsibilities of the members of the Adviser’s portfolio management team who would oversee the day-to-day investment management and operations of the Funds. The Trustees also considered the Adviser’s support resources available for investment research, compliance, and operations.

The Trustees considered that, while the Adviser had only recently begun serving as an investment adviser to a U.S. registered investment company, the Texas Capital Texas Equity Index ETF, the Adviser is staffed by experienced personnel who have extensive portfolio management experience. The Trustees also considered the Funds’ respective primary investment objectives and concluded that the operation of these mandates appear to be within the capabilities of the investment personnel employed by the Adviser.

The Trustees discussed the capitalization of the Adviser and the Adviser’s representation that it and/or its affiliates have sufficient resources to financially support the Funds and execute on the business plan related to each Fund. The Trustees evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser in connection with its services to the Funds, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds. Based on these considerations, the Trustees concluded,

Advisory Agreement Approval (Unaudited) (continued)

within the context of its full deliberations, that the nature, overall quality and extent of the services proposed to be provided by the Adviser to the Funds are expected to be satisfactory and adequate.

Performance. The Trustees considered that each Fund is newly formed and as such does not have a record of prior performance to submit at the Meeting. The Trustees also noted that the Adviser does not currently advise any other U.S. registered investment companies with similar investment strategies to those of the Funds. Consequently, there was currently no performance data available for the Funds or investment vehicles comparable to the Funds managed by the Adviser using similar investment strategies. However, based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust, as well as on each Fund’s investment strategies and the Adviser’s written and oral presentation, the Trustees concluded, within the context of its full deliberations, that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Funds.

Fees and Expenses. The Trustees considered that the Adviser was proposing a unitary management fee structure pursuant to which each Fund pays a single management fee to the Adviser and the Adviser then pays all of the Fund’s ordinary operating expenses. The Trustees noted that, for each Fund, the Adviser provided industry data with respect to the fees of a Peer Group as compared to the proposed unitary fee rate for such Fund. The Trustees noted that the proposed unitary fee rate for the Small Cap ETF was above its Peer Group median, but further considered information provided by the Adviser that distinguished the Small Cap ETF from many funds in its Peer Group. The Trustees noted that the proposed unitary fee rate for the Oil ETF was below its Peer Group median. Based on these considerations and other factors, the Trustees concluded, within the context of its full deliberations, that the proposed management fee rates appeared reasonable in light of the nature, extent and quality of the services proposed to be provided under the proposed Advisory Agreements.

Italic. The Trustees considered that the Funds are not yet operational, and no record of Adviser profitability with respect to the Funds exists. The Trustees also took into account the Adviser’s estimated costs of managing the Funds and information provided by the Adviser regarding its financial condition. The Trustees did not make any conclusions regarding the Adviser’s profitability but will do so during future considerations of the Advisory Agreements.

Economies of Scale. The Trustees considered whether the Adviser would realize economies of scale with respect to its management of the Funds, recognizing that economies of scale are difficult to identify and quantify. The Trustees noted that economies of scale were not a relevant consideration at this time and they would revisit whether economies of scale exist in the future once the Funds have achieved sufficient scale.

Fall-out Benefits. The Trustees discussed direct or indirect “fall-out benefits,” noting that the Adviser and its affiliates may realize certain benefits from their relationships with the Funds, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Adviser; (b) the Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (c) the Adviser’s ability to cross-market other products and services to Fund shareholders; (d) the Adviser’s ability to negotiate better pricing with the custodian on behalf of its other clients as a result of the relationship with the Funds; and/or (e) the possibility that the working relationship between the Adviser and the Funds’ third-party service

Advisory Agreement Approval (Unaudited) (continued)

providers may cause those service providers to be more likely to do business with other areas of the Adviser and its affiliates.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, with the Independent Trustees having met in an executive session and having been advised by independent legal counsel throughout the process, determined that approval of the Advisory Agreements each for an initial two-year term is in the best interests of the Funds and their future shareholders. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Proxy Voting

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (844) 822-3837 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES J. Kyle Bass Avery Johnson Eduardo Margain Daniel S. Hoverman Jocelyn E. Kukulka	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst and Young LLP 2323 Victory Avenue Suite 2000 Dallas, TX 75219

OFFICERS Edward Rosenberg Joel Colpitts Neil Rajan Paul Leone Kevin Patton	LEGAL COUNSEL Dechert, LLP 1095 Avenue of the Americas New York, NY 10036

INVESTMENT ADVISER Texas Capital Bank Private Wealth Advisors. 2000 McKinney Ave, Unit 1800 Dallas, TX 75201	CUSTODIANAND TRANSFER AGENT State Street Bank and Trust Company 1 Lincoln Street Boston, MA 02111

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received a Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

Texas Capital-AR-2023

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)        The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The board of trustees determined that, although none of its members meet the technical definition of an audit committee financial expert, the audit committee, comprised of all of the independent trustees, has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principle Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Fiscal year ended 2023: $80,000

(b) Audit-Related Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Fiscal year ended 2023: $0

(c) Tax Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Fiscal year ended 2023: $15,000

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d) All other fees billed to the registrant by its principal accountants for the most recent fiscal year:

Fiscal year ended 2023: $0

(e)(1) Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the audit committee to be responsible for the selection, retention, termination and compensation of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the registrant, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant, and (v) receive the auditors’ specific representations as to their independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is 0%.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year ended December 31, 2023 was $15,000.

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Companies.

Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. All of the Board’s independent trustees are members of the audit committee.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies. Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Funds for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Texas Capital Funds Trust

By (Signature and Title) /s/ Edward Rosenberg

Edward Rosenberg, President and Chief Executive Officer

Date March 7, 2024 _

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Joel Colpitts _

Joel Colpitts, Treasurer and Chief Financial Officer

Date March 7, 2024 _